SEGMENT	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENT

NOTE 16 – SEGMENT

The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products and other sports accessories. For the year ended June 30, 2021, the Company started providing dyeing services to external customers, as well as pet grooming service. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by products and services

The summary of total revenues by product categories for the years ended June 30, 2021, 2020 and 2019 was as follows:

	For the years ended June 30,
Products	2021	2020	2019
Traditional pet products	$14,331,492	$13,208,764	$23,897,528
Intelligent pet products	7,801,070	4,328,918	2,103,523
Climbing hooks and others	1,340,686	1,633,676	215,464
Total revenue from product sales	23,473,248	19,171,358	26,216,515

Services:
Dyeing services	817,145	-	-
Other services	29,728	-	-
Total revenue from service	846,873	-	-
Total revenue	$24,320,121	$19,171,358	$26,216,515

Revenue by geographic area

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the years ended June 30,
Geographic location	2021	2020	2019
Sales to international markets	$10,627,253	$9,399,228	$11,134,072
Sales in China domestic market	13,692,868	9,772,130	15,082,443
Total revenue	$24,320,121	$19,171,358	$26,216,515

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS